Interests in Other Entities (Tables)	12 Months Ended
Dec. 31, 2022
Interest in Other Entities [Abstract]
Schedule of corporation’s subsidiaries and related interest
In percentage	Percentage of common shares directly held by Parent Company (%)	Percentage of common shares directly held by Subsidiaries (%)	Percentage of common shares directly held by the Group (%)	Percentage of common shares directly held by non-controlling interest (%)
Engineering and Construction:
Cumbra Peru S.A.	99.39%	-	99.39%	0.61%
- Morelco S.A.S.	-	100.00%	100.00%	-
- GyM Chile S.p.A.	-	100.00%	100.00%	-
- Vial y Vives - DSD S.A.	-	99.16%	99.16%	0.84%
- Cumbra Inversiones Colombia S.A.S.	-	100.00%	100.00%	-
Cumbra Ingenieria S.A.	89.41%	-	89.41%	10.59%
- Ecologia Tecnologia Ambiental S.A.C.	-	100.00%	100.00%	-
- GM Ingenieria y Construccion de CV	-	100.00%	100.00%	-
- GM Ingenieria Bolivia S.R.L.	-	98.57%	98.57%	1.43%
Energy:
Unna Energia S.A.	95.00%	-	95.00%	5.00%
- Oiltanking Andina Services S.A.	-	50.00%	50.00%	50.00%
- Transportadora de Gas Natural
Comprimido Andino S.A.C.	-	100.00%	100.00%	-
Infrastructure:
Unna Transporte S.A.C.	100.00%	-	100.00%	-
Tren Urbano de Lima S.A.	75.00%	-	75.00%	25.00%
Carretera Andina del Sur S.A.C	100.00%	-	100.00%	-
Red Vial 5 S.A.	18.20%	48.80%	67.00%	33.00%
Carretera Sierra Piura S.A.C.	99.96%	0.04%	100.00%	-
Concesionaria Via Expresa Sur S.A.	98.89%	1.11%	100.00%	-
Real Estate:
Viva Negocio Inmobiliario S.A.C.	99.54%	-	99.54%	0.46%
Parent company operations:
Qualys S.A.	100.00%	-	100.00%	-
Promotora Larcomar S.A.	46.55%	-	46.55%	53.45%
Negocios del Gas S.A.	99.99%	0.01%	100.00%	-
Agenera S.A.	99.00%	1.00%	100.00%	-
Inversiones en Autopistas S.A.	1.00%	99.00%	100.00%	-
Cam Holding S.p.A.	100.00%	-	100.00%	-

In percentage	Percentage of common shares directly held by Parent Company (%)	Percentage of common shares directly held by Subsidiaries (%)	Percentage of common shares directly held by the Group (%)	Percentage of common shares directly held by non-controlling interest (%)
Engineering and Construction:
Cumbra Peru S.A.	99.39%	-	99.39%	0.61%
- Morelco S.A.S.	-	100.00%	100.00%	-
- GyM Chile S.p.A.	-	100.00%	100.00%	-
- Vial y Vives - DSD S.A.	-	94.49%	94.49%	5.51%
- Cumbra Inversiones Colombia S.A.S.	-	100.00%	100.00%	-
Cumbra Ingenieria S.A.	89.41%	-	89.41%	10.59%
- Ecologia Tecnologia Ambiental S.A.C.	-	100.00%	100.00%	-
- GM Ingenieria y Construccion de CV	-	100.00%	100.00%	-
- GM Ingenieria Bolivia S.R.L.	-	100.00%	100.00%	1.43%
Energy:
Unna Energia S.A.	95.00%	-	95.00%	5.00%
- Oiltanking Andina Services S.A.	-	50.00%	50.00%	50.00%
- Transportadora de Gas Natural
Comprimido Andino S.A.C.	-	100.00%	100.00%	-
Infrastructure:
Unna Transporte S.A.C.	100.00%	-	100.00%	-
Tren Urbano de Lima S.A.	75.00%	-	75.00%	25.00%
Carretera Andina del Sur S.A.C	100.00%	-	100.00%	-
Red Vial 5 S.A.	18.20%	48.80%	67.00%	33.00%
Carretera Sierra Piura S.A.C.	99.96%	0.04%	100.00%	-
Concesionaria Via Expresa Sur S.A.	99.98%	0.02%	100.00%	-
Real Estate:
Viva Negocio Inmobiliario S.A.C.	56.22%	43.32%	99.54%	0.46%
Parent company operations:
Qualys S.A.	100.00%	-	100.00%	-
Promotora Larcomar S.A.	46.55%	-	46.55%	53.45%
Negocios del Gas S.A.	99.99%	0.01%	100.00%	-
Agenera S.A.	99.00%	1.00%	100.00%	-
Inversiones en Autopistas S.A.	1.00%	99.00%	100.00%	-
Cam Holding S.p.A.	100.00%	-	100.00%	-

Schedule of concessions held by the corporation
Name of Concessionaire	Description	Estimated investment	Consideration	Interest	Concession termination	Accounting model
Carretera Andina del Sur S.A.	This company operates and maintains a highway of 750 km from San Juan de Marcona Port to Urcos, Peru, which is connected to the Interoceanica highway. The highway has five tolls and three weigh stations.	US$ 99 million	Transaction secured by the Peruvian Government comprising annual payments for highway maintenance and operation, under responsibility of the Ministry of Transportation and Communications (MTC).	100.00%	2032	Financial asset

Carretera Sierra Piura S.A.C.	This company regularly operates and maintains a highway of 78 km, which connects Buenos Aires and Canchaque towns in Peru. The highway has one toll.	US$ 31 million	Transaction secured by the Peruvian Government regardless traffic volume. Revenue is secured by an estimated annual amount of US$ 1.4 million.	100.00%	2025	Financial asset

Concesionaria La Chira S.A.	Design, financing, construction, operation, and maintenance of “Planta de Tratamiento de Aguas Residuales y Emisario Submarino La Chira” project. About 25% of sewage of Lima is treated under this project.	S/ 450 million	Transaction secured by the Peruvian Government consisting of monthly and quarterly payments settled by Sedapal´s collection trust.	50.00%	2036	Financial asset

Tren Urbano de Lima S.A.	Concession to operate the Electric Mass Transportation System of Lima and Callao, Line 1 Villa El Salvador - Avenida Grau - San Juan de Lurigancho, the only railway system in Lima Metropolitana, including (i) operation and maintenance of existing trains (24 trains as initial investment and 20 additional trains) and (ii) operation and maintenance of the railway system (railway and infrastructure).	S/ 566 million	Transaction secured by the Peruvian Government through a quarterly payment made by the MTC based on kilometers per train.	75.00%	2041	Financial asset

Red Vial 5 S.A.	Operation and maintenance of the highway connecting Lima to the northwest of Peru. This highway, known as Red Vial, is 183 km long from Ancon to Pativilca and has three tolls.	US$ 187 million	Collected from users (self-funded concession; revenue comes from toll collection).	67.00%	2028	Intangible

Concesionaria Via Expresa Sur S.A.	Concession to design, finance, construction, operation, and maintenance of the infrastructure associated with the Via Expresa Sur project. This project comprises the second stage expansion of Via Expresa – Paseo de la Republica, between Av. Republica de Panama and and Panamericana highway.	-	By virtue of this agreement, the users had to pay the respective tolls and the Peruvian Government guaranteed to pay the amount to cover the deficit resulting from collection to users and the annual limits established in such an agreement. On December 16, 2022, the Municipality of Lima and Concesionaria Via Expresa Sur declared the expiration of the Concession Agreement.	100.00%	2053	Financial asset

Schedule of corporation’s major joint operations
	Percentage of interest
Joint operations	2020	2021	2022
AENZA S.A.A.
- Concesionaria La Chira S.A.	50%	50%	50%
Cumbra Peru S.A.
- Consorcio Huacho Pativilca	67%	67%	67%
- Consorcio GyM – CONCIVILES	67%	67%	67%
- Consorcio Chicama - Ascope	50%	50%	50%
- Consorcio Constructor Alto Cayma	50%	50%	50%
- Consorcio Ermitaño	50%	50%	50%
- Consorcio GyM-Stracon	50%	50%	50%
- Consorcio HV GyM	50%	50%	50%
- Consorcio La Chira	50%	50%	50%
- Consorcio Lima Actividades Comerciales Sur	50%	50%	50%
- Consorcio Lima Actividades Sur	50%	50%	50%
- Consorcio Rio Urubamba	50%	50%	50%
- Consorcio Alto Cayma	49%	49%	49%
- Consorcio La Gloria	49%	49%	49%
- Consorcio Norte Pachacutec	49%	49%	49%
- Consorcio Italo Peruano	48%	48%	48%
- Consorcio Vial Quinua	46%	46%	46%
- Consorcio Constructor Ductos del Sur	29%	29%	29%
- Consorcio Constructor Chavimochic	27%	27%	27%
- Consorcio Inti Punku	49%	49%	49%
- Consorcio Pasco	1%	1%	1%
Unna Energia S.A.
- Consorcio Terminales	50%	50%	50%
- Terminales del Peru	50%	50%	50%
Unna Transporte S.A.C.
- Consorcio Ancon-Pativilca	67%	-	-
- Consorcio Peruano de Conservacion	50%	50%	50%
- Consorcio Manperan	67%	67%	67%
- Consorcio Vial Sierra	50%	50%	50%
- Consorcio Vial Ayahuaylas	99%	99%	99%
- Consorcio Vial ICAPAL	10%	-	-
- Consorcio Vial Sullana	99%	99%	99%
- Consorcio Vial del Sur	99%	99%	99%
- Consorcio Obras Viales	99%	99%	-
Cumbra Ingenieria S.A.
- Consorcio Vial la Concordia	88%	88%	88%
- Consorcio GMI- Haskoningdhv	70%	70%	70%
- Consorcio Supervisor Ilo	55%	55%	55%
- Consorcio Poyry-GMI	40%	40%	40%
- Consorcio Internacional Supervision Valle Sagrado	33%	33%	33%
- Consorcio Ecotec - GMI - PIM	30%	30%	30%
- Consorcio Ribereno Chinchaycamac	40%	40%	40%
- Consorcio Supervisor GRH	64%	83%	83%
- Consorcio Ecotec - GMI	20%	20%	20%